Cover	6 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	Farmmi, Inc.
Entity Central Index Key	0001701261
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Period End Date	Mar. 31, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Entity File Number	001-38397
Entity Address Address Line 1	Fl 1, Building No. 1,888 Tianning Street
Entity Address Address Line 2	Liandu District
Entity Address City Or Town	Lishui
Entity Address Country	CN
Entity Address Postal Zip Code	323000